Shareholder Report	6 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Humankind Benefit Corp
Entity Central Index Key	0001821080
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000222778
Shareholder Report [Line Items]
Fund Name	Humankind US Stock ETF
Trading Symbol	HKND
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Humankind US Stock ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.humankindfunds.com/. You can also request this information by contacting us at 888 557-6692.
Additional Information Phone Number	888 557-6692
Additional Information Website	https://www.humankindfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$5	0.11%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Humankind U.S. Stock ETF - NAV	S&P Composite 1500® Index	Humankind US Equity Index
02/23/21	$10,000	$10,000	$10,000
06/30/21	$11,033	$11,091	$11,039
06/30/22	$10,494	$9,869	$10,502
06/30/23	$11,706	$11,768	$11,728
06/30/24	$13,194	$14,536	$13,233

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (February 23, 2021)
Humankind U.S. Stock ETF - NAV	7.33%	12.71%	8.63%
Humankind U.S. Stock ETF - Market Price	7.33%	12.68%	8.60%
Humankind US Equity Index	7.39%	12.84%	8.73%
S&P Composite 1500® Index	14.35%	23.52%	11.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 140,316,433	$ 140,316,433
Holdings Count | Holding	1,006	1,006
Advisory Fees Paid, Amount	$ 75,349
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$140,316,433 Number of Portfolio Holdings1,006 Advisory Fee $75,349 Portfolio Turnover23%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Partnership Shares	0.1%
Reit	0.9%
Right	0.0%
Short Term Investments - Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	https://www.humankindfunds.com/